Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Movement in Investment Contract Liabilities Measured at Fair Value	The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2022	2021
Balance, January 1	$802	$932
New policies	93	54
Changes in market conditions	(39)	(38)
Redemptions, surrenders and maturities	(106)	(138)
Impact of changes in foreign exchange rates	46	(8)
Balance, December 31	$796	$802

Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with these Contracts
The following table presents carrying and fair values of investment contract liabilities measured at amortized cost.

	2022		2021
As at December 31,	Amortized cost, gross of reinsurance ceded (1)	Fair value	Amortized cost, gross of reinsurance ceded (1)	Fair value
U.S. fixed annuity products	$1,575	$1,547	$1,380	$1,602
Canadian fixed annuity products	877	956	935	1,016
Investment contract liabilities	$2,452	$2,503	$2,315	$2,618

(1)
As at December 31, 2022, investment contract liabilities with the carrying value and fair value of $38 and $38, respectively (2021 – $48 and $52, respectively), were reinsured by the Company. The net carrying value and fair value of investment contract liabilities were $2,414 and $2,465 (2021 – $2,267 and $2,566), respectively.

Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost
The changes in investment contract liabilities measured at amortized cost was a result of the following business activities.

For the years ended December 31,	2022	2021
Balance, January 1	$2,315	$2,356
Policy deposits	200	92
Interest	67	71
Withdrawals	(236)	(191)
Fees	(1)	(1)
Other	–	(5)
Impact of changes in foreign exchange rates	107	(7)
Balance, December 31	$2,452	$2,315

Summary of Contractual Obligations and Commitments Relating to Investment Contracts
As at December 31, 2022, the Company’s contractual obligations and commitments relating to the investment contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities (1)	$300	$511	$514	$3,365	$4,690

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.